UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04409

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010



 Eaton Vance Municipals Trust

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
 COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Alabama Municipal Income Fund (formerly, Eaton Vance Alabama Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
Date of reporting period: 7/1/09- 6/30/10

 Eaton Vance Alabama Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Arizona Municipal Income Fund (formerly, Eaton Vance Arizona Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Arizona Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Arkansas Municipal Income Fund (formerly, Eaton Vance Arkansas Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Arkansas Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance California Municipal Income Fund (formerly, Eaton Vance California Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance California Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Colorado Municipal Income Fund (formerly, Eaton Vance Colorado Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/09-6/30/10

Eaton Vance Colorado Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Connecticut Municipal Income Fund (formerly, Eaton Vance Connecticut Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period:  7/1/09-6/30/10

Eaton Vance Connecticut Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Georgia Municipal Income Fund (formerly, Eaton Vance Georgia Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Georgia Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Kentucky Municipal Income Fund (formerly, Eaton Vance Kentucky Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Kentucky Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Louisiana Municipal Income Fund (formerly, Eaton Vance Louisiana Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Louisiana Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Maryland Municipal Income Fund (formerly, Eaton Vance Maryland Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Maryland Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Massachusetts Municipal Income Fund (formerly, Eaton Vance Massachusetts Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Massachusetts Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Michigan Municipal Income Fund (formerly, Eaton Vance Michigan Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Michigan Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Minnesota Municipal Income Fund (formerly, Eaton Vance Minnesota Municipals Fund), series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Minnesota Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Missouri Municipal Income Fund (formerly, Eaton Vance Missouri Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

Eaton Vance Missouri Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        N/A

Eaton Vance Mississippi Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260
Date of fiscal year end:  9/30
Date of reporting period: 7/1/09-6/30/10

During the period, shareholders approved a merger of the Fund into Eaton Vance National Municipal Income Fund.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance National Municipal Income Fund (formerly, Eaton Vance National Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance National Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance New Jersey Municipal Income Fund (formerly, Eaton Vance New Jersey Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance New Jersey Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance New York Municipal Income Fund (formerly, Eaton Vance New York Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/09-6/30/10

Eaton Vance New York Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance North Carolina Municipal Income Fund (formerly, Eaton Vance North Carolina Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance North Carolina Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Ohio Municipal Income Fund (formerly, Eaton Vance Ohio Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Ohio Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Oregon Municipal Income Fund (formerly, Eaton Vance Oregon Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Oregon Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Pennsylvania Municipal Income Fund (formerly, Eaton Vance Pennsylvania Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Pennsylvania Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Rhode Island Municipal Income Fund (formerly, Eaton Vance Rhode Island Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Rhode Island Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance South Carolina Municipal Income Fund (formerly, Eaton Vance South Carolina Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

Eaton Vance South Carolina Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Tennessee Municipal Income Fund (formerly, Eaton Vance Tennessee Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

Two International Place, Boston, Massachusetts, 02110
 (Address of principal executive offices) (Zip code)

Maureen A. Gemma, Esq.
 Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

Eaton Vance Tennessee Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Virginia Municipal Income Fund (formerly, Eaton Vance Virginia Municipals Fund), a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Virginia Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance West Virginia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/09-6/30/10

 During the period, shareholders approved a merger of the Fund into Eaton Vance National Municipal Income
 Fund.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust
By (Signature)       /s/ Thomas M. Metzold
Name                 Thomas M. Metzold
Title                President
Date                 08/30/2010